GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 37.0%
Aerospace & Defense – 1.4%
12,405	Aerojet Rocketdyne Holdings, Inc.*(a)	$ 693,688
20,929	Maxar Technologies, Inc.(a)	1,081,401
997	Thales SA	131,863
304	TransDigm Group, Inc.	218,196

		2,125,148

Air Freight & Logistics*(a) – 0.8%
11,391	Atlas Air Worldwide Holdings, Inc.	1,164,274

Airlines – 0.1%
5,100	Southwest Airlines Co.	182,427

Banks – 1.6%
18,023	Banco Bilbao Vizcaya Argentaria SA	127,310
325,716	Bank Central Asia Tbk PT	184,847
940	BNP Paribas SA	64,561
27,881	CaixaBank SA	123,707
71,235	China Construction Bank Corp. Class H	46,110
56,180	First Horizon Corp.(a)	1,389,331
14,076	ICICI Bank Ltd. ADR	293,203
500	M&T Bank Corp.	78,000
7,237	UniCredit SpA	141,347

		2,448,416

Beverages – 0.3%
3,972	Heineken NV	396,957
788	Monster Beverage Corp.*	82,015

		478,972

Biotechnology*(a) – 2.6%
17,994	Horizon Therapeutics PLC	1,974,302
72,963	Myovant Sciences Ltd.	1,961,245

		3,935,547

Capital Markets – 1.7%
28,656	Canaccord Genuity Group, Inc.	247,890
36,268	Cowen, Inc. Class A(a)	1,410,100
1,596	Deutsche Boerse AG	285,592
15,267	Oaktree Specialty Lending Corp.	305,486
677	S&P Global, Inc.	253,834

		2,502,902

Chemicals – 0.1%
316	Air Products & Chemicals, Inc.	101,281

Commerical Services & Supplies*(a) – 0.5%
17,448	IAA, Inc.	728,105

Communications Equipment – 0.1%
761	Motorola Solutions, Inc.	195,585

Construction & Engineering – 0.1%
826	Quanta Services, Inc.	125,709

Diversified Consumer Services*(b) – 0.0%
5,019	Gymboree Holding Corp.	—

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services – 0.3%
15,545	Housing Development Finance Corp. Ltd.	$ 500,431

Diversified Telecommunication Services – 1.2%
19,800	Deutsche Telekom AG*	441,120
29,000	Frontier Communications Parent, Inc.*	858,690
11,419	Vantage Towers AG	417,528

		1,717,338

Electric Utilities – 0.6%
1,328	Constellation Energy Corp.	113,358
5,124	Fortis, Inc.	210,536
4,166	NextEra Energy, Inc.	310,909
48,431	Origin Energy Ltd.	257,148

		891,951

Electronic Equipment, Instruments & Components – 0.7%
37,637	Hollysys Automation Technologies Ltd.	701,554
7,458	National Instruments Corp.(a)	402,732

		1,104,286

Energy Equipment & Services – 0.1%
3,570	Schlumberger Ltd.	203,419

Entertainment – 1.0%
14,888	Activision Blizzard, Inc.(a)	1,139,974
5,918	Manchester United PLC Class A	133,451
2,291	World Wrestling Entertainment, Inc. Class A Class A	193,864

		1,467,289

Equity Real Estate Investment Trusts (REITs) – 2.9%
1,031	American Tower Corp.	230,315
116,202	STORE Capital Corp.(a)	3,742,866
24,041	Summit Industrial Income REIT	413,407

		4,386,588

Food & Staples Retailing – 0.1%
2,792	Metro, Inc.	151,545

Food Products – 0.2%
2,142	Nestle SA	261,343

Gas Utilities(a) – 1.1%
43,332	South Jersey Industries, Inc.	1,563,852

Health Care Equipment & Supplies* – 0.1%
264	Boston Scientific Corp.	12,210
929	Dexcom, Inc.	99,487

		111,697

Health Care Providers & Services – 0.6%
437	Elevance Health, Inc.	218,496
1,049	LHC Group, Inc.*(a)	166,371
670	McKesson Corp.	253,716

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
561	UnitedHealth Group, Inc.	$ 280,045

		918,628

Hotels, Restaurants & Leisure – 0.9%
142,300	Autogrill SpA*	1,038,374
34,354	F45 Training Holdings, Inc.*	106,497
1,835	Starbucks Corp.	200,272

		1,345,143

Household Durables(a) – 0.1%
8,082	Weber, Inc. Class A Class A	65,949

Insurance – 0.2%
855	Aon PLC Class A	272,471
1,477	Ping An Insurance Group Co. of China Ltd. Class A	11,200

		283,671

IT Services – 1.4%
41,860	Evo Payments, Inc. Class A*	1,417,798
1,786	Paya Holdings, Inc.*	17,360
200,156	Pushpay Holdings Ltd.*	167,862
1,140	Visa, Inc. Class A	262,439
31,126	Vnet Group, Inc. ADR*	183,021

		2,048,480

Life Sciences Tools & Services – 0.0%
87	Thermo Fisher Scientific, Inc.	49,619

Machinery – 0.8%
20,088	Altra Industrial Motion Corp.	1,226,774

Media – 1.7%
75,272	Clear Channel Outdoor Holdings, Inc.*	143,769
57,356	Shaw Communications, Inc. Class B Class B	1,707,037
7,086	Shaw Communications, Inc. Class B(a)	210,879
20,863	TEGNA, Inc.	415,800

		2,477,485

Metals & Mining – 4.2%
7,640	ArcelorMittal SA	236,708
89,140	Glencore PLC	596,960
89,259	OZ Minerals Ltd.	1,767,939
3,159	Rio Tinto PLC ADR	250,667
26,054	Vale SA	485,071
496,460	Yamana Gold, Inc.(a)	2,993,654

		6,330,999

Oil, Gas & Consumable Fuels – 1.8%
13,487	Enbridge, Inc.	552,232
13,765	Eni SpA	211,819
2,818	Exxon Mobil Corp.	326,916
39,366	Gazprom PJSC*(b)	—
3,021	LUKOIL PJSC(b)	—

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
25,254	Petroleo Brasileiro SA ADR	$ 292,946
1,492	Reliance Industries Ltd.	43,040
27,893	Rosneft Oil Co. PJSC(b)	—
8,424	Shell PLC	247,060
11,002	TotalEnergies SE	680,152
3,612	Tourmaline Oil Corp.	168,337
20,820	Whitehaven Coal Ltd.	123,799

		2,646,301

Personal Products – 0.1%
435	L’Oreal SA	179,616

Pharmaceuticals – 1.5%
17,902	Amryt Pharma PLC ADR*	261,906
6,508	AstraZeneca PLC	852,629
1,391	Eisai Co. Ltd.	86,061
231	Eli Lilly & Co.	79,499
2,277	Novartis AG	205,861
5,248	Novo Nordisk A/S Class B	726,270
222	Zoetis, Inc.	36,739

		2,248,965

Professional Services* – 0.1%
8,272	Atlas Technical Consultants, Inc.	100,339

Real Estate Management & Development*(b) – 0.0%
16,347	Immofinanz AG	—

Road & Rail – 0.3%
4,741	Canadian Pacific Railway Ltd.	374,065

Semiconductors & Semiconductor Equipment – 0.7%
1,302	Advanced Micro Devices, Inc.*	97,845
634	ASML Holding NV	419,313
755	NVIDIA Corp.	147,505
1,694	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	157,085
6,694	Tower Semiconductor Ltd.*	279,742

		1,101,490

Software – 2.5%
20,813	Coupa Software, Inc.*(a)	1,663,375
2,452	Duck Creek Technologies, Inc.*	46,416
91,337	Elmo Software Ltd.*	313,477
249,231	Infomedia Ltd.	195,085
238	Intuit, Inc.	100,596
35,908	KnowBe4, Inc. Class A*	893,750
6,157	Magnet Forensics, Inc.*	203,606
12,586	Momentive Global, Inc.*	97,038
1,231	Oracle Corp.	108,894
56	ServiceNow, Inc.*	25,487

		3,647,724

Textiles, Apparel & Luxury Goods – 0.2%
1,680	Cie Financiere Richemont SA Class A Class A	258,984

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
523	NIKE, Inc. Class A Class B	$ 66,594

		325,578

Tobacco – 1.3%
12,225	British American Tobacco PLC	468,631
9,084	British American Tobacco PLC ADR	349,643
12,732	Imperial Brands PLC	319,398
49,357	ITC Ltd.	213,006
7,679	Japan Tobacco, Inc.	156,589
4,369	Philip Morris International, Inc.	455,425

		1,962,692

Transportation Infrastructure(a) – 0.7%
73,266	Atlas Corp.	1,085,069

Wireless Telecommunication Services – 0.3%
6,368	Telephone & Data Systems, Inc.	85,140
2,190	T-Mobile US, Inc.*	326,989

		412,129

TOTAL COMMON STOCKS (Cost $52,133,791)		$ 55,178,821

Shares	Dividend Rate	Value

Special Purpose Acquisition Company* – 12.4%
100,000	Black Spade Acquisition Co.	$ 1,011,000
25,000	B Riley Principal 250 Merger Corp.	251,000
837	Churchill Capital Corp. VI Class A	8,404
25,409	Churchill Capital Corp. VII	255,447
8,096	Mason Industrial Technology, Inc. Class A	81,203
100,000	BlueRiver Acquisition Corp.	1,010,000
125,000	Anzu Special Acquisition Corp. I	1,261,250
75,000	Arrowroot Acquisition Corp.	758,250
14,669	Churchill Capital Corp. VI	147,284
8,804	Churchill Capital Corp. VII Class A	88,568
12,312	Churchill Capital Corp. V	124,228
50,160	Kadem Sustainable Impact Corp.	505,111
75,000	Landcadia Holdings IV, Inc.	751,500
50,000	Mason Industrial Technology, Inc.	501,500
17,881	Newbury Street Acquisition Corp.	180,419
100,000	Priveterra Acquisition Corp.	1,004,000
125,000	Thunder Bridge Capital Partners III, Inc.	1,190,000
125,000	Apollo Strategic Growth Capital II	1,269,100
125,000	Arctos NorthStar Acquisition Corp.	1,268,750
52,649	Colonnade Acquisition Corp. II	534,387
100,000	Constellation Acquisition Corp. I	1,016,000
37,731	FTAC Hera Acquisition Corp.	383,724
100,000	New Vista Acquisition Corp.	1,010,000
40,044	North Atlantic Acquisition Corp. Class A	406,447
90,000	Pontem Corp.	918,900

Shares	Dividend Rate	Value

Special Purpose Acquisition Company* – (continued)
75,000	RMG Acquisition Corp. III	$ 753,000
10,814	Ross Acquisition Corp. II	110,844
75,000	Tailwind International Acquisition Corp.	762,000
16,586	Concord Acquisition Corp. II	167,021
50,000	Fusion Acquisition Corp. II	505,000
1,857	Hennessy Capital Investment Corp.	18,570
3,603	Jupiter Acquisition Corp.	36,570
1	Alpha Healthcare Acquisition Corp.	10
4,765	AxonPrime Infrastructure Acquisition
	Corp.	47,936
7,027	Conyers Park III Acquisition Corp.	70,481
5,444	FTAC Emerald Acquisition Corp.	55,311
4,589	Healthwell Acquisition Corp.	46,441
384	OPY Acquisition Corp. I	4,067
384	Revelstone Capital Acquisition Corp.	3,886

TOTAL SPECIAL PURPOSE ACQUISITION COMPANY (Cost $18,398,571)		$ 18,517,609

Preferred Stocks – 0.4%
Oil & Gas – 0.2%
Petroleo Brasileiro SA
53,766	40.365%	$ 276,122

Regional Banks – 0.2%
Itau Unibanco Holding SA
60,761	4.020	303,189

TOTAL PREFERRED STOCKS (Cost $538,901)		$ 579,311

Units	Expiration Date	Value

Warrants* – 0.0%
Biote Corp.
10,000	03/05/28	$ 3,500
CF Acquisition Corp. IV
8,333	12/14/25	666
Compute Health Acquisition Corp.
28,514	12/31/27	3,670
North Atlantic Acquisition Corp.
13,348	10/20/25	—
Progress Acquisition Corp.
15,000	12/31/27	750

TOTAL WARRANTS (Cost $259,962)		$ 8,586

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 3.9%
United States Treasury Bills(c)
$ 1,500,000	0.000%	04/04/23	$ 1,488,394
1,500,000	0.000	04/11/23	1,487,156
1,500,000	0.000	07/06/23	1,470,774
1,500,000	0.000	07/13/23	1,469,136

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,915,022)			$ 5,915,460

Shares	Dividend Rate		Value

Investment Company(d) – 37.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
55,223,820	4.237%		$ 55,223,820

(Cost $55,223,820)

Shares	Description		Value

Common Stocks Sold Short – (2.6)%
Commerical Services & Supplies – (0.4)%
9,164	Ritchie Bros. Auctioneers, Inc.		$ (554,147)

Electric Utilities – (0.0)%
2,058	PNM Resources, Inc.		(101,830)

Health Care Providers & Services* – (0.3)%
14,816	Signify Health, Inc. Class A		(421,663)

Household Durables* – (0.2)%
6,924	iRobot Corp.		(311,580)

Shares	Description	Value

Common Stocks Sold Short – (continued)
Metals & Mining – (1.7)%
18,663	Agnico Eagle Mines Ltd.	$ (1,054,087)
79,331	Pan American Silver Corp.	(1,446,204)

		(2,500,291)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(3,575,687))		$ (3,889,511)

TOTAL SECURITIES SOLD SHORT – (2.6)% (Cost $(3,575,687))		(3,889,511)

OTHER ASSETS IN EXCESS OF LIABILITIES – 11.9%		17,711,133

NET ASSETS – 100.0%		$149,245,229

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $4,062,550, which represents approximately 2.7% of net assets as of January 31, 2023.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an Affiliated Issuer.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG (London)	AUD	585,629	EUR	375,000	02/15/23	$5,535
	AUD	1,200,000	JPY	108,839,340	02/15/23	9,731
	AUD	200,000	NZD	216,257	02/15/23	1,441
	AUD	1,900,000	USD	1,333,571	02/15/23	8,332
	BRL	5,806,362	USD	1,100,000	02/02/23	43,309
	BRL	512,050	USD	100,000	03/02/23	325
	CAD	546,933	EUR	375,000	02/15/23	3,021
	CAD	400,000	JPY	38,337,560	02/15/23	5,553
	CAD	5,700,000	USD	4,265,406	02/15/23	18,921
	CHF	141,994	GBP	125,000	02/15/23	1,185
	CHF	625,000	USD	681,144	02/15/23	2,596
	CLP	86,092,999	USD	100,000	02/06/23	8,049
	CLP	85,326,856	USD	100,000	02/09/23	7,042
	CLP	84,587,000	USD	100,000	02/13/23	6,052
	CLP	83,411,000	USD	100,000	02/23/23	4,427
	CLP	80,855,020	USD	100,000	02/27/23	1,169
	CLP	80,229,000	USD	100,000	03/02/23	309
	CNH	8,124,552	USD	1,200,000	02/15/23	3,806
	COP	493,632,748	USD	100,000	02/06/23	5,595
	COP	470,081,357	USD	100,000	02/21/23	278
	EUR	125,000	CHF	124,080	02/15/23	284
	EUR	3,800,000	GBP	3,341,672	02/15/23	14,084
	EUR	500,000	JPY	69,667,150	02/15/23	7,837
	EUR	125,000	NOK	1,354,079	02/15/23	278
	EUR	2,875,000	USD	3,116,845	02/15/23	11,717
	GBP	125,000	CHF	140,898	02/15/23	14
	GBP	500,000	JPY	79,494,928	02/15/23	4,707
	INR	24,733,462	USD	300,000	02/13/23	2,264
	INR	16,378,280	USD	200,000	02/21/23	70
	JPY	36,841,640	AUD	400,000	02/15/23	1,081
	JPY	40,138,969	GBP	250,000	02/15/23	660
	JPY	162,500,000	USD	1,250,823	02/15/23	16
	KRW	127,582,807	USD	100,000	02/03/23	3,534
	KRW	127,322,889	USD	100,000	02/06/23	3,284
	KRW	124,699,048	USD	100,000	02/10/23	1,151
	KRW	124,252,135	USD	100,000	02/13/23	798
	KRW	124,430,889	USD	100,000	02/21/23	968
	MXN	3,500,000	USD	184,288	02/15/23	1,114
	NOK	500,000	SEK	521,554	02/15/23	210
	NZD	219,071	AUD	200,000	02/15/23	378
	NZD	600,000	JPY	50,355,780	02/15/23	292
	NZD	800,000	USD	513,417	02/15/23	3,788
	TRY	46,045,305	USD	2,400,000	02/15/23	32,643
	TWD	6,012,519	USD	200,000	02/13/23	353
	TWD	3,011,195	USD	100,000	02/17/23	397
	TWD	3,003,070	USD	100,000	02/21/23	183
	USD	213,114	AUD	300,000	02/15/23	1,235
	USD	600,000	CNH	4,045,722	02/15/23	550
	USD	100,000	COP	457,680,000	02/27/23	2,475
	USD	1,909,966	EUR	1,750,000	02/15/23	5,623
	USD	2,014,179	GBP	1,625,000	02/15/23	10,174
	USD	100,000	INR	8,126,633	02/17/23	707
	USD	3,962,026	JPY	512,500,000	02/15/23	17,075
	USD	200,000	KRW	245,772,222	03/02/23	502
	USD	79,605	MXN	1,500,000	02/15/23	147
	USD	200,000	NOK	1,972,038	02/15/23	2,303
	USD	778,684	NZD	1,200,000	02/15/23	2,875
	USD	100,000	SEK	1,030,886	02/15/23	1,340
	USD	200,000	ZAR	3,420,202	02/15/23	3,686
	ZAR	3,487,330	USD	200,000	02/15/23	167

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,458,000	USD	992,931	03/20/23	$38,191
	CAD	1,781,000	USD	1,311,305	03/20/23	27,727
	CHF	62,000	USD	67,359	03/20/23	728
	EUR	620,000	USD	658,556	03/20/23	17,603
	GBP	14,000	USD	17,027	03/20/23	253
	USD	45,574	AUD	64,000	03/20/23	312
	USD	10,994	CHF	10,000	03/20/23	12
	USD	10,920	EUR	10,000	03/20/23	15
	USD	45,701	GBP	37,000	03/20/23	35
	USD	4,530	NZD	7,000	03/20/23	3

TOTAL						$362,519

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London)	AUD	191,765	EUR	125,000	02/15/23	$(588)
	AUD	200,000	JPY	18,463,080	02/15/23	(866)
	AUD	300,000	USD	213,055	02/15/23	(1,176)
	CHF	123,690	EUR	125,000	02/15/23	(711)
	CHF	625,000	USD	684,354	02/15/23	(615)
	COP	457,466,357	USD	100,000	02/23/23	(2,449)
	COP	454,859,357	USD	100,000	02/27/23	(3,076)
	EUR	500,000	AUD	778,725	02/15/23	(5,888)
	EUR	750,000	CAD	1,092,838	02/15/23	(5,270)
	EUR	700,000	GBP	619,023	02/15/23	(1,663)
	EUR	2,100,000	JPY	297,037,197	02/15/23	(1,223)
	EUR	500,000	USD	544,390	02/15/23	(292)
	GBP	3,779,764	EUR	4,300,000	02/15/23	(17,913)
	GBP	250,000	JPY	40,214,583	02/15/23	(1,242)
	GBP	1,312,500	USD	1,625,165	02/15/23	(6,546)
	INR	8,169,987	USD	100,000	02/17/23	(177)
	INR	8,128,141	USD	100,000	02/21/23	(710)
	INR	8,174,787	USD	100,000	02/28/23	(189)
	JPY	53,611,200	AUD	600,000	02/15/23	(11,088)
	JPY	58,173,000	CAD	600,000	02/15/23	(3,198)
	JPY	351,265,072	EUR	2,500,000	02/15/23	(16,638)
	JPY	79,721,556	GBP	500,000	02/15/23	(2,963)
	JPY	82,590,300	NZD	1,000,000	02/15/23	(10,771)
	JPY	212,500,000	USD	1,642,281	02/15/23	(6,569)
	MXN	21,500,000	USD	1,147,237	02/15/23	(8,341)
	NOK	985,743	USD	100,000	02/15/23	(1,179)
	NZD	600,000	JPY	50,529,040	02/15/23	(1,043)
	NZD	900,000	USD	585,137	02/15/23	(3,280)
	SEK	1,393,386	EUR	125,000	02/15/23	(2,672)
	SEK	1,046,051	NOK	1,000,000	02/15/23	(139)
	SEK	1,018,441	USD	100,000	02/15/23	(2,531)
	TRY	9,453,980	USD	500,000	02/15/23	(532)
	USD	828,282	AUD	1,200,000	02/15/23	(19,235)
	USD	1,100,000	BRL	5,802,952	02/02/23	(42,638)
	USD	100,000	BRL	514,622	03/02/23	(829)
	USD	3,857,361	CAD	5,200,000	02/15/23	(51,148)
	USD	1,636,091	CHF	1,500,000	02/15/23	(4,883)
	USD	100,000	CLP	85,892,844	02/06/23	(7,798)
	USD	100,000	CLP	84,574,144	02/09/23	(6,098)
	USD	100,000	CLP	83,304,144	02/13/23	(4,444)
	USD	100,000	CLP	80,816,444	02/23/23	(1,179)
	USD	100,000	CLP	80,179,144	02/27/23	(323)
	USD	1,200,000	CNH	8,115,159	02/15/23	(2,414)
	USD	100,000	COP	497,230,000	02/06/23	(6,364)
	USD	100,000	COP	471,270,643	02/21/23	(532)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London) (continued)	USD	100,000	COP	470,289,000	02/23/23	$(285)
	USD	2,036,593	EUR	1,875,000	02/15/23	(3,773)
	USD	231,128	GBP	187,500	02/15/23	(103)
	USD	300,000	INR	24,623,705	02/13/23	(923)
	USD	300,000	INR	24,571,370	02/21/23	(153)
	USD	672,627	JPY	87,500,000	02/15/23	(902)
	USD	100,000	KRW	124,721,641	02/03/23	(1,212)
	USD	100,000	KRW	127,555,011	02/06/23	(3,472)
	USD	100,000	KRW	124,264,768	02/10/23	(799)
	USD	100,000	KRW	124,005,159	02/13/23	(598)
	USD	684,753	MXN	13,000,000	02/15/23	(3,881)
	USD	578,787	NZD	900,000	02/15/23	(3,069)
	USD	3,000,000	TRY	57,642,919	02/15/23	(45,362)
	USD	200,000	TWD	6,074,099	02/13/23	(2,405)
	USD	100,000	TWD	3,005,165	02/17/23	(196)
	USD	100,000	TWD	3,020,555	02/21/23	(766)
	USD	200,000	TWD	6,001,283	03/01/23	(494)
MS & Co. Int. PLC	AUD	10,000	USD	7,119	03/20/23	(46)
	EUR	468,000	USD	511,127	03/20/23	(736)
	GBP	1,518,000	USD	1,884,976	03/20/23	(11,456)
	USD	3,453,083	AUD	5,086,000	03/20/23	(143,808)
	USD	4,049,832	CAD	5,499,000	03/20/23	(84,551)
	USD	57,759	CHF	53,000	03/20/23	(444)
	USD	2,591,618	EUR	2,414,000	03/20/23	(41,042)
	USD	4,249,975	GBP	3,487,000	03/20/23	(53,689)
	USD	166,147	NZD	261,000	03/20/23	(2,627)

TOTAL						$(676,215)

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	7	03/22/23	$848,422	$(4,022)
2 Year Italian Government Notes	1	03/08/23	115,314	130
2 Year U.S. Treasury Notes	18	03/31/23	3,701,672	(1,350)
AUD/USD Currency	1	03/13/23	70,645	(281)
Brent Crude	2	02/28/23	170,920	(4,962)
Brent Crude	1	03/31/23	85,170	(201)
British Pound	1	03/13/23	77,081	(89)
CAC40 Index	4	02/17/23	308,338	520
Canada 10 Year Government Bonds	1	03/22/23	94,893	(151)
Canadian Dollar	1	03/14/23	75,175	374
Cocoa	3	03/16/23	76,585	(1,009)
Coffee	3	03/21/23	204,469	11,655
Copper	3	02/01/23	689,126	115,979
Copper	1	02/02/23	229,989	31,073
Copper	3	02/03/23	690,079	89,119
Copper	2	02/07/23	460,331	60,512
Copper	1	02/08/23	230,200	31,269
Copper	1	02/10/23	230,270	23,254
Copper	1	02/15/23	230,270	31,330

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Copper	2	02/22/23	$460,840	$49,885
Copper	1	02/28/23	230,485	31,507
Copper	1	03/02/23	230,495	21,005
Copper	1	03/16/23	230,445	23,579
Copper	1	03/28/23	230,556	21,265
Copper	2	03/29/23	336,215	20,148
Copper	2	04/03/23	461,227	16,246
Copper	3	04/05/23	691,841	61,919
Copper	3	04/06/23	691,841	49,769
Copper	7	04/11/23	1,614,296	9,944
Copper	1	04/13/23	230,589	1,736
Corn	5	03/14/23	169,938	389
Corn	2	05/12/23	67,750	(429)
Cotton No.2	1	03/09/23	43,110	(182)
DAX Index	1	03/17/23	412,410	1,330
Dollar Index	2	03/13/23	203,830	(128)
ECX Emission	1	12/18/23	101,116	5,649
Euro Stoxx 50 Index	2	03/17/23	90,690	640
FTSE 100 Index	8	03/17/23	764,317	1,253
FTSE China A50	5	02/27/23	69,855	(678)
FTSE/MIB Index	2	03/17/23	289,910	8,580
Gasoline RBOB	2	03/31/23	229,757	(3,863)
Hang Seng Index	6	02/27/23	837,964	(18,949)
HSCEI	9	02/27/23	427,782	(8,272)
Italian 10 Year Government Bond	5	03/08/23	620,328	(10,950)
Japan 10 Year Government Bonds	1	03/13/23	1,125,956	(7,147)
Kospi 200 Index	21	03/09/23	1,358,104	(8,711)
Lead	1	02/03/23	53,216	2,701
Lead	1	02/07/23	53,231	(103)
Lead	1	02/08/23	53,235	2,307
Lead	1	02/09/23	53,231	2,403
Lead	1	02/22/23	53,246	981
Lead	1	02/24/23	53,256	(91)
Lead	1	02/28/23	53,275	(415)
Lead	1	03/02/23	53,285	(3,880)
Lead	1	03/06/23	53,304	(3,836)
Lead	1	03/13/23	53,319	(1,547)
Lead	1	03/16/23	53,306	(3,647)
Lead	2	03/20/23	106,613	(1,831)
Lead	3	03/29/23	160,050	(10,098)
Lead	2	04/05/23	106,788	(3,168)
Lead	1	04/06/23	53,403	(1,600)
Lead	1	04/13/23	53,450	(1,203)
Lead	1	04/24/23	53,388	1,084
Lead	1	04/25/23	53,396	(1,420)
Live Cattle	3	04/28/23	195,630	(127)
LMPB XLME	1	04/20/23	66,050	747
Low Sulphur Gas Oil	1	04/12/23	87,050	574
Mini HSI Index	3	02/27/23	83,796	(1,250)
MSCI EAFE Index	1	03/17/23	105,950	804
MSCI Emerging Markets Index	20	03/17/23	1,044,600	(1,593)
Nasdaq 100 E-Mini Index	10	03/17/23	2,430,400	47,170
Nickel	6	02/01/23	1,044,623	213,064

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Nickel	3	02/02/23	$542,754	$114,171
Nickel	2	02/03/23	361,870	79,114
Nickel	1	02/08/23	181,016	24,948
Nickel	1	02/09/23	181,029	3,021
Nickel	1	02/14/23	181,093	12,070
Nickel	1	02/15/23	181,110	3,057
Nickel	1	02/16/23	181,123	3,062
Nickel	1	02/17/23	181,137	30,744
Nickel	1	03/01/23	181,295	3,071
Nickel	1	03/08/23	181,385	(9,058)
Nikkei 225 Index	17	03/09/23	1,784,043	46,349
Nikkei 225 Mini Index	5	03/09/23	104,867	(22)
NY Harbor ULSD	2	03/31/23	255,209	(6,568)
OMXS 30 Index	1	02/17/23	21,047	(233)
Primary Aluminum	1	02/09/23	65,411	6,158
Primary Aluminum	4	02/10/23	261,700	22,188
Primary Aluminum	1	02/14/23	65,456	5,133
Primary Aluminum	3	02/17/23	196,462	18,110
Primary Aluminum	1	02/24/23	65,581	6,044
Primary Aluminum	1	02/28/23	65,606	5,453
Primary Aluminum	1	03/02/23	65,620	6,027
Primary Aluminum	3	03/06/23	196,945	6,073
Primary Aluminum	1	03/07/23	65,655	6,017
Primary Aluminum	1	03/20/23	65,774	6,000
Primary Aluminum	1	04/06/23	65,988	8,759
Primary Aluminum	2	04/11/23	132,063	10,656
Primary Aluminum	2	04/12/23	132,075	6,469
Primary Aluminum	2	04/13/23	132,079	1,501
Primary Aluminum	1	04/17/23	66,047	706
Primary Aluminum	2	04/18/23	132,097	(85)
Primary Aluminum	2	04/25/23	132,175	(769)
Primary Aluminum	3	04/28/23	198,300	4,466
S&P 500 E-Mini Index	55	03/17/23	11,247,500	83,629
S&P Toronto Stock Exchange 60 Index	2	03/16/23	376,957	4,552
Soybean	4	03/14/23	149,592	2,577
Soybean	2	05/12/23	123,363	2,521
Stoxx 600 Banks Index	2	03/17/23	49,270	(257)
Sugar 11	3	02/28/23	73,114	755
Topix Index	3	03/09/23	455,307	803
Ultra Long U.S. Treasury Bonds	5	03/22/23	708,750	(6,630)
US Dollar	2	02/20/23	19,984	(69)
Wheat	2	03/14/23	82,001	971
White Sugar (ICE)	1	02/13/23	29,035	114
WTI Crude	16	02/21/23	1,261,920	(19,416)
WTI Crude	1	03/21/23	79,170	408
XAE Energy	1	03/17/23	94,290	498
XAI E-Mini Index	1	03/17/23	103,030	919
Yen Denominated Nikkei Index	1	03/09/23	105,597	228
Zinc	1	02/02/23	85,469	15,852
Zinc	1	02/08/23	85,432	12,653
Zinc	3	02/09/23	256,140	37,187
Zinc	2	02/10/23	170,657	20,101
Zinc	1	02/15/23	85,182	12,229

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Zinc	1	02/17/23	$85,144	$3,991
Zinc	2	02/21/23	170,250	20,819
Zinc	1	02/24/23	85,113	3,782
Zinc	1	03/01/23	85,100	8,047
Zinc	1	03/06/23	85,057	4,022
Zinc	1	03/09/23	85,019	4,428
Zinc	1	03/13/23	84,994	9,254
Zinc	1	03/20/23	84,881	8,016
Zinc	2	04/06/23	169,746	(1,355)
Zinc	1	04/11/23	84,872	4,681

Total				$1,542,653

Short position contracts:
10 Year German Euro-Bund	(7)	03/08/23	(1,041,207)	3,161
10 Year U.K. Long Gilt	(4)	03/29/23	(515,380)	(618)
10 Year U.S. Treasury Notes	(37)	03/22/23	(4,237,078)	(930)
20 Year U.S. Treasury Bonds	(45)	03/22/23	(5,844,375)	6,548
5 Year German Euro-Bobl	(3)	03/08/23	(382,568)	1,118
5 Year U.S. Treasury Notes	(2)	03/31/23	(218,484)	(268)
Amsterdam Exchanges Index	(3)	02/17/23	(485,845)	2,698
Brent Crude	(3)	02/28/23	(256,380)	(33)
CAC40 Index	(14)	02/17/23	(1,079,182)	2,329
CBOE Volatility Index	(37)	02/15/23	(722,451)	34,617
CBOE Volatility Index	(24)	03/22/23	(491,534)	9,105
Coffee	(2)	03/27/23	(42,140)	(1,372)
Copper	(3)	02/01/23	(689,126)	(81,990)
Copper	(1)	02/02/23	(229,989)	(39,404)
Copper	(3)	02/03/23	(690,079)	(112,838)
Copper	(2)	02/07/23	(460,331)	(62,487)
Copper	(1)	02/08/23	(230,200)	(31,028)
Copper	(1)	02/10/23	(230,270)	(31,341)
Copper	(1)	02/15/23	(230,270)	(17,873)
Copper	(2)	02/22/23	(460,840)	(62,884)
Copper	(1)	02/28/23	(230,485)	(31,501)
Copper	(1)	03/02/23	(230,495)	(19,211)
Copper	(1)	03/16/23	(230,445)	(21,154)
Copper	(1)	03/28/23	(230,556)	(19,496)
Copper	(1)	03/29/23	(230,566)	(21,275)
Copper	(2)	04/03/23	(461,228)	(43,408)
Copper	(3)	04/05/23	(691,841)	7,850
Copper	(3)	04/06/23	(691,841)	8,012
Copper	(7)	04/11/23	(1,614,296)	(59,705)
Copper	(1)	04/24/23	(230,526)	3,583
Copper	(1)	04/27/23	(230,554)	1,043
Crude Oil	(1)	04/14/23	(22,358)	(372)
DAX DJIA E-Mini CBOT Index	(2)	03/17/23	(824,821)	(34,169)
Djia Mini E-Cbot	(3)	03/17/23	(512,340)	(4,245)
E-Mini Crude Oil	(1)	02/17/23	(39,438)	436
E-mini Russell 2000 Index	(1)	03/17/23	(96,970)	(1,666)
Euro FX Currency	(1)	03/13/23	(136,156)	336
Euro Stoxx 50 Index	(26)	03/17/23	(861,556)	(35,407)
Eurodollars	(2)	03/18/24	(502,468)	(157)
Euro-Schatz	(34)	03/08/23	(3,908,664)	1,334

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
French 10 Year Government Bonds	(1)	03/08/23	$(142,982)	$174
FTSE 100 Index	(12)	03/17/23	(1,146,476)	(39,257)
FTSE/JSE Top 40 Index	(1)	03/16/23	(42,422)	455
FTSE/MIB Index	(2)	03/17/23	(289,910)	(16,530)
Gold 100 Oz	(1)	04/26/23	(194,530)	(82)
Hang Seng Index	(2)	02/27/23	(279,321)	8,140
Ibex 35 Index	(2)	02/17/23	(196,585)	(1,724)
Lead	(1)	02/03/23	(53,216)	(3,282)
Lead	(1)	02/07/23	(53,231)	(2,347)
Lead	(1)	02/08/23	(53,235)	(3,038)
Lead	(1)	02/09/23	(53,231)	93
Lead	(1)	02/22/23	(53,246)	95
Lead	(1)	02/24/23	(53,256)	(259)
Lead	(1)	02/28/23	(53,275)	3,909
Lead	(1)	03/02/23	(53,285)	1,512
Lead	(1)	03/06/23	(53,304)	1,754
Lead	(1)	03/13/23	(53,319)	3,716
Lead	(1)	03/16/23	(53,306)	716
Lead	(2)	03/20/23	(106,613)	4,394
Lead	(2)	03/29/23	(106,700)	3,981
Lead	(2)	04/05/23	(106,788)	5,163
Lead	(1)	04/06/23	(53,403)	3,481
Lead	(1)	04/12/23	(53,456)	816
Lead	(1)	04/19/23	(53,406)	(59)
Lead	(1)	04/27/23	(53,413)	1,209
Lean Hogs	(12)	04/17/23	(414,840)	(6,477)
LMPB XLME	(1)	04/20/23	(53,400)	(953)
Low Sulphur Gas Oil	(2)	03/10/23	(179,950)	(2,352)
MSCI Emerging Markets Index	(64)	03/17/23	(3,342,720)	(233,412)
Natural Gas	(1)	02/24/23	(26,840)	78
Natural Gas	(5)	02/27/23	(278,058)	12,609
Nickel	(6)	02/01/23	(1,044,623)	(187,805)
Nickel	(3)	02/02/23	(542,754)	(113,853)
Nickel	(2)	02/03/23	(361,870)	(28,070)
Nickel	(1)	02/08/23	(181,016)	(36,809)
Nickel	(1)	02/09/23	(181,029)	(37,062)
Nickel	(1)	02/14/23	(181,094)	(3,054)
Nickel	(1)	02/15/23	(181,110)	(363)
Nickel	(1)	02/16/23	(181,124)	(17,417)
Nickel	(1)	02/17/23	(181,137)	(3,068)
Nickel	(1)	03/01/23	(181,295)	(19,898)
Nickel	(1)	03/08/23	(181,385)	(3,038)
NY Harbor ULSD	(2)	02/28/23	(264,163)	(1,620)
OMXS 30 Index	(12)	02/17/23	(252,563)	2,227
Palladium	(2)	03/29/23	(329,660)	18,287
Platinum	(1)	04/26/23	(51,055)	1,153
Primary Aluminum	(1)	02/09/23	(65,411)	(6,031)
Primary Aluminum	(4)	02/10/23	(261,700)	(23,702)
Primary Aluminum	(1)	02/14/23	(65,456)	(4,247)
Primary Aluminum	(3)	02/17/23	(196,463)	(17,522)
Primary Aluminum	(1)	02/24/23	(65,581)	(6,122)
Primary Aluminum	(1)	02/28/23	(65,606)	(6,038)
Primary Aluminum	(1)	03/02/23	(65,620)	(2,448)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Primary Aluminum	(3)	03/06/23	$(196,945)	$(18,074)
Primary Aluminum	(1)	03/07/23	(65,655)	(3,896)
Primary Aluminum	(1)	03/20/23	(65,774)	(6,590)
Primary Aluminum	(1)	04/06/23	(65,988)	(78)
Primary Aluminum	(2)	04/11/23	(132,063)	(5,262)
Primary Aluminum	(1)	04/12/23	(66,038)	(2,616)
Primary Aluminum	(3)	04/13/23	(198,118)	(6,802)
Primary Aluminum	(1)	04/17/23	(66,047)	(99)
Primary Aluminum	(1)	04/18/23	(66,048)	(1,439)
Primary Aluminum	(1)	04/25/23	(66,088)	(1,384)
Primary Aluminum	(2)	04/28/23	(132,200)	(1,381)
S&P 500 E-Mini Index	(89)	03/17/23	(18,200,500)	(540,024)
S&P Toronto Stock Exchange 60 Index	(5)	03/16/23	(942,392)	(32,873)
SGX Nifty 50 Index	(4)	02/23/23	(142,016)	925
Silver	(4)	03/29/23	(476,720)	(4,227)
Soybean	(9)	03/14/23	(663,620)	(12,562)
SPI 200 Index	(5)	03/16/23	(655,117)	(24,205)
Swiss Franc	(1)	03/13/23	(137,100)	(701)
Topix Index	(11)	03/09/23	(1,669,458)	(25,827)
WTI Crude	(1)	02/17/23	(78,870)	2,009
WTI Crude	(1)	11/20/23	(76,690)	(132)
Zinc	(1)	02/02/23	(85,469)	(12,527)
Zinc	(1)	02/08/23	(85,432)	(12,447)
Zinc	(3)	02/09/23	(256,140)	(39,974)
Zinc	(2)	02/10/23	(170,657)	(24,713)
Zinc	(1)	02/15/23	(85,182)	(5,910)
Zinc	(1)	02/17/23	(85,144)	(10,022)
Zinc	(2)	02/21/23	(170,251)	(8,006)
Zinc	(1)	02/24/23	(85,113)	(11,803)
Zinc	(1)	03/01/23	(85,100)	(9,344)
Zinc	(1)	03/06/23	(85,057)	(6,610)
Zinc	(1)	03/09/23	(85,019)	(4,009)
Zinc	(1)	03/13/23	(84,994)	(2,822)
Zinc	(1)	03/20/23	(84,881)	547
Zinc	(2)	04/06/23	(169,746)	(19,914)
Zinc	(1)	04/11/23	(84,872)	547

Total				$(2,258,884)

TOTAL FUTURES CONTRACTS				$(716,231)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At January 31, 2023, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

Alexandria Real Estate Equities, Inc.	0.400%	Barclays Bank PLC	06/30/23	$466	$12,896
American Woodmark Corp.	0.400	Barclays Bank PLC	06/30/23	295	15,975
Chatham Lodging Trust	0.400	Barclays Bank PLC	06/30/23	124	10,669
Compass Minerals International, Inc.	0.400	Barclays Bank PLC	06/30/23	304	315
Direxion Daily Small Cap Bull 3X Shares	(4.852)	Barclays Bank PLC	06/30/23	886	(79,783)
EQT Corp.	0.400	Barclays Bank PLC	06/30/23	33	2,745
Frontier Communications Parent, Inc.	0.400	Barclays Bank PLC	07/18/23	136	6,189
IHS Holding Ltd.	0.400	Barclays Bank PLC	06/30/23	46	268
Kite Realty Group Trust	0.400	Barclays Bank PLC	06/30/23	753	8,418
M&T Bank Corp.	0.400	Barclays Bank PLC	07/12/23	296	10,855
NexPoint Diversified Real Estate Trust	0.400	Barclays Bank PLC	01/07/23	145	9,774
Telephone & Data Systems, Inc.	0.400	Barclays Bank PLC	06/30/23	182	23,631
TPG RE Finance Trust, Inc.	0.400	Barclays Bank PLC	06/30/23	396	29,171
Vanguard Real Estate ETF	(0.350)	Barclays Bank PLC	06/30/23	1,303	(32,603)
Wyndham Hotels & Resorts, Inc.	0.400	Barclays Bank PLC	01/27/23	140	8,604
Alaska Air Group, Inc.	0.000	BofA Securities LLC	06/30/23	498	12,915
Alexandria Real Estate Equities, Inc.	0.400	BofA Securities LLC	07/10/23	683	67,866
Alexandria Real Estate Equities, Inc.	0.000	BofA Securities LLC	07/10/23	102	10,108
American Airlines Group, Inc.	(0.350)	BofA Securities LLC	07/05/23	116	(27,699)
American Airlines Group, Inc.	0.000	BofA Securities LLC	07/05/23	177	(42,178)
American Woodmark Corp.	0.000	BofA Securities LLC	06/30/23	511	46,024
Blackstone Mortgage Trust, Inc.	0.000	BofA Securities LLC	07/24/23	280	(29,050)
Blackstone Mortgage Trust, Inc.	(0.350)	BofA Securities LLC	07/27/23	137	(14,300)
Boston Properties, Inc.	(0.350)	BofA Securities LLC	01/03/23	313	(28,967)
Brixmor Property Group, Inc.	0.400	BofA Securities LLC	07/05/23	558	4,933
Brixmor Property Group, Inc.	0.000	BofA Securities LLC	01/03/23	558	20,394
Calnex Solutions PLC	(0.350)	BofA Securities LLC	01/07/23	175	(4,675)
Capitol Federal Financial, Inc.	(0.350)	BofA Securities LLC	07/07/23	146	5,524
Capitol Federal Financial, Inc.	0.000	BofA Securities LLC	07/13/23	202	7,685
Chatham Lodging Trust	0.000	BofA Securities LLC	06/30/23	463	37,168
Choice Hotels International, Inc.	(0.350)	BofA Securities LLC	07/03/23	416	(31,561)
Clorox Co.	(0.350)	BofA Securities LLC	07/03/23	360	(9,548)
Compass Minerals International, Inc.	0.000	BofA Securities LLC	06/30/23	424	(2,144)
Custom Basket/Unknown Index/ID	0.000	BofA Securities LLC	01/07/23	76	(2,588)
Digital Realty Trust, Inc.	(0.350)	BofA Securities LLC	07/31/23	251	(35,046)
Digital Realty Trust, Inc.	0.000	BofA Securities LLC	07/31/23	251	(34,973)
DR Horton Inc	0.400	BofA Securities LLC	06/30/23	705	25,306
EastGroup Properties, Inc.	(0.350)	BofA Securities LLC	06/30/23	311	(41,370)
Equinix, Inc.	0.400	BofA Securities LLC	07/12/23	283	40,133
Essex Property Trust, Inc.	(0.350)	BofA Securities LLC	07/07/23	169	(807)
Essex Property Trust, Inc.	0.000	BofA Securities LLC	07/13/23	156	(9,371)
First Financial Bankshares, Inc.	0.000	BofA Securities LLC	07/14/23	242	(6,906)
Frontier Communications Parent, Inc.	0.000	BofA Securities LLC	07/18/23	281	48,237
Gaming & Leisure Properties, Inc.	0.000	BofA Securities LLC	01/13/23	521	13,157
Hercules Capital, Inc.	(2.810)	BofA Securities LLC	07/07/23	199	(2,823)
Hercules Capital, Inc.	(2.781)	BofA Securities LLC	07/13/23	141	(9,439)
Hercules Capital, Inc.	(3.193)	BofA Securities LLC	07/27/23	169	(11,340)
Hilton Worldwide Holdings, Inc.	(0.350)	BofA Securities LLC	07/05/23	351	(47,428)
IHS Holding Ltd.	0.000	BofA Securities LLC	06/30/23	280	1,303
Iron Mountain, Inc.	(0.350)	BofA Securities LLC	08/18/23	270	(24,651)
iShares Russell 2000 ETF	0.000	BofA Securities LLC	06/30/23	804	(18,324)
Kimco Realty Corp.	(0.350)	BofA Securities LLC	07/18/23	346	(19,601)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

KKR Real Estate Finance Trust, Inc.	(0.350)%	BofA Securities LLC	07/07/23	$106	$(11,735)
M&T Bank Corp.	0.400	BofA Securities LLC	07/12/23	337	20,625
M&T Bank Corp.	0.000	BofA Securities LLC	07/12/23	607	37,124
Main Street Capital Corp.	(1.271)	BofA Securities LLC	07/17/23	229	(11,933)
McCormick & Co., Inc.	(0.350)	BofA Securities LLC	07/17/23	291	29,764
McCormick & Co., Inc.	0.000	BofA Securities LLC	07/17/23	166	16,137
Motorcar Parts of America, Inc.	0.000	BofA Securities LLC	06/30/23	54	(12,326)
National Beverage Corp.	(0.350)	BofA Securities LLC	07/17/23	251	13,165
Nations Trust Bank PLC	0.000	BofA Securities LLC	02/04/23	292	(20,018)
NexPoint Diversified Real Estate Trust	0.000	BofA Securities LLC	01/07/23	219	28,189
Oaktree Specialty Lending Corp.	0.000	BofA Securities LLC	07/13/23	391	(8,156)
Oculus Innovative Sciences, Inc.	0.000	BofA Securities LLC	01/13/23	9	(351)
Office Properties Income Trust	(0.350)	BofA Securities LLC	07/19/23	124	(30,503)
PennyMac Financial Services, Inc.	0.000	BofA Securities LLC	08/14/23	566	103,323
PetMed Express, Inc.	(0.932)	BofA Securities LLC	08/18/23	197	(34,454)
PetMed Express, Inc.	(0.898)	BofA Securities LLC	08/21/23	40	(6,948)
Prospect Capital Corp.	(0.120)	BofA Securities LLC	07/03/23	174	(11,588)
Prospect Capital Corp.	(2.259)	BofA Securities LLC	07/13/23	131	(8,964)
PulteGroup, Inc.	0.000	BofA Securities LLC	02/18/23	842	164,482
Realty Income Corp.	(0.350)	BofA Securities LLC	07/05/23	199	(13,409)
Realty Income Corp.	0.000	BofA Securities LLC	07/13/23	174	(11,681)
Regency Centers Corp.	(0.350)	BofA Securities LLC	07/06/23	308	(20,008)
Shenandoah Telecommunications Co.	(0.350)	BofA Securities LLC	07/03/23	122	(19,509)
Shenandoah Telecommunications Co.	0.000	BofA Securities LLC	07/13/23	197	(31,432)
Southwest Airlines Co.	0.000	BofA Securities LLC	07/18/23	305	10,935
SPDR S&P 500 ETF Trust	(0.350)	BofA Securities LLC	06/30/23	483	(4,653)
Spectrum Brands Holdings, Inc.	0.000	BofA Securities LLC	06/30/23	509	27,911
Tanger Factory Outlet Centers, Inc.	(0.350)	BofA Securities LLC	06/30/23	301	(18,725)
Target Corp.	(0.350)	BofA Securities LLC	07/27/23	99	(13,564)
Target Corp.	0.000	BofA Securities LLC	06/30/23	345	(47,383)
Telephone & Data Systems, Inc.	0.400	BofA Securities LLC	07/12/23	415	34,582
TPG RE Finance Trust, Inc.	0.000	BofA Securities LLC	06/30/23	449	90,992
UWM Holdings Corp.	0.000	BofA Securities LLC	06/30/23	259	71,127
VICI Properties, Inc.	0.000	BofA Securities LLC	07/17/23	798	36,162
WD-40 Co.	(0.350)	BofA Securities LLC	07/14/23	288	(23,034)
Wyndham Hotels & Resorts, Inc.	0.000	BofA Securities LLC	01/27/23	668	51,642
Motorcar Parts of America, Inc.	0.000	CS International (London)	06/30/23	106	(26,261)
Dufry AG	(0.400)	MS & Co. Int. PLC	11/20/24	19	(6,572)
Ramsay Health Care Ltd	0.450	MS & Co. Int. PLC	03/25/24	3	20
Schroders PLC	0.000	MS & Co. Int. PLC	09/23/22	0	252
Schroders PLC (Ordinary)	0.000	MS & Co. Int. PLC	12/09/22	0	(11,259)

TOTAL					$245,054

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At January 31, 2023, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Ihs Holding Ltd.	$7.500	04/21/2023	340	$255,000	$29,750	$31,626	$(1,876)
Manchester United Plc	25.000	03/17/2023	159	397,500	21,465	22,372	(907)
Servicenow, Inc.	400.000	06/16/2023	3	120,000	24,945	15,649	9,296
Tegna, Inc.	23.000	03/17/2023	2	4,600	65	103	(38)
Telephone And Data Systems, Inc.	12.500	05/19/2023	500	625,000	85,000	31,199	53,801
The Boeing Co.	215.000	06/16/2023	3	64,500	5,400	4,760	640
The Estee Lauder Cos., Inc.	230.000	06/16/2023	8	184,000	43,720	19,466	24,254

			1,015	$1,650,600	$210,345	$125,175	$85,170

Puts
Activision Blizzard, Inc.	70.000	05/19/2023	148	1,036,000	43,734	41,221	2,513
Capitol Federal Financial, Inc.	9.720	02/17/2023	200	194,400	29,000	33,698	(4,698)
Ishares Russel 2000 ETF	180.000	03/17/2023	140	2,520,000	29,750	127,753	(98,003)
SPDR S&P 500 ETF	390.000	03/17/2023	76	2,964,000	37,050	93,422	(56,372)
Usertesting, Inc.	7.500	02/17/2023	155	116,250	—	2,906	(2,906)
Vnet Group, Inc.	5.000	03/17/2023	208	104,000	3,120	15,292	(12,172)
World Wrestling Entertainment	85.000	07/21/2023	46	391,000	33,350	29,562	3,788

			973	$7,325,650	$176,004	$343,854	$(167,850)

Total purchased option contracts			1,988	$8,976,250	$386,349	$469,029	$(82,680)

Written option contracts
Calls
Activision Blizzard, Inc.	85.000	02/17/2023	(148)	(1,258,000)	(3,034)	(5,695)	2,661
Manchester United Plc	30.000	03/17/2023	(159)	(477,000)	(3,975)	(5,195)	1,220

			(307)	$(1,735,000)	$(7,009)	$(10,890)	$3,881

Puts
Activision Blizzard, Inc.	55.000	05/19/2023	(148)	(814,000)	(3,478)	(959)	(2,519)
Ishares Russel 2000 ETF	160.000	03/17/2023	(140)	(2,240,000)	(5,670)	(42,347)	36,677
National Instruments Corp.	50.000	03/17/2023	(10)	(50,000)	(700)	(835)	135
SPDR S&P 500 ETF	270.000	03/17/2023	(60)	(1,620,000)	(690)	(28,285)	27,595
World Wrestling Entertainment	85.000	02/17/2023	(46)	(391,000)	(13,570)	(11,163)	(2,407)
World Wrestling Entertainment	75.000	07/21/2023	(46)	(345,000)	(16,330)	(13,472)	(2,858)

			(450)	$(5,460,000)	$(40,438)	$(97,061)	$56,623

Total written option contracts			(757)	$(7,195,000)	$(47,447)	$(107,951)	$60,504

TOTAL			1,231	$1,781,250	$338,902	$361,078	$(22,176)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombia Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Abbreviations:
BOFA	— BofA Securities LLC
CS Internationa	— Credit Suisse International (London)
ETF	— Exchange Traded Fund
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA IV, LLC (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of January 31, 2023, the Fund’s net assets were $149,245,229 of which, $3,658,739 or 2.5%, represented the Subsidiary’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Special Purpose Acquisition Companies — The Fund may invest in stock of, warrants to purchase stock of, and other interests in, special purpose acquisition companies or similar special purpose entities that pool funds to seek potential merger and acquisition opportunities (collectively, “SPACs”). SPACs are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC’s initial public offering. Stock purchased in a SPAC’s initial public offering are valued the same as other equity securities as noted above. Certain private SPAC investments (e.g. “founder shares” and private warrants), however, may be subject to forfeiture or expire worthless if certain events do not take place. A Probability Value Adjustment (PVA) is applied to such securities until such contingencies have been satisfied. An LVA may also be applied to securities which are subject to externally imposed and legally enforceable trading restrictions. Such positions are generally classified as Level 3. The Fund may also enter into an unfunded commitment to purchase securities in a PIPE transaction and will satisfy the commitment if and when the SPAC completes its merger or acquisition. The Fund may purchase securities in a SPAC PIPE transaction only upon such contingencies being satisfied. Such investments are valued similar to founder shares mentioned above and are generally classified as Level 3.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2023:

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$730,030	$1,241,284	$—	(b)
Australia and Oceania	—	2,825,310	—
Europe	6,273,722	8,578,589	—
North America	34,751,869	—	—
South America	778,017	—	—
Special Purpose Acquisition Company	18,517,609	—	—
Fixed Income
U.S. Treasury Obligations	5,915,460	—	—
Preferred Stocks	—	579,311	—
Warrants	—	8,586	—
Investment Company	55,223,820	—	—

Total	$122,190,527	$13,233,080	$—

Liabilities
Common Stock and/or Other Equity Investments(a)
North America	$(3,889,511)	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(c)	$—	$362,519	$—
Futures Contracts(c)	1,854,624	—	—
Total Return Swap Contracts(c)	—	1,218,785	—
Purchased Option Contracts	386,349	—	—

Total	$2,240,973	$1,581,304	$—

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(c)	$—	$(676,215)	$—
Futures Contracts(c)	(2,570,855)	—	—
Total Return Swap Contracts(c)	—	(973,731)	—
Written Option Contracts	(47,447)	—	—

Total	$(2,618,302)	$(1,649,946)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount represents valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of January 31, 2023. To the extent that the same positions were held as of the Fund’s prior fiscal year end, October 31, 2022, they were classified as either Level 1 or Level 2.
(c)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Special Purpose Acquisition Companies Risk — The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, in a predetermined time frame (typically 18-24 months) the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, or an attractive acquisition target may become scarce if the number of SPACs seeking to acquire operating businesses increases, which could negatively impact the value of SPAC shares held by the Fund; (v) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (vi) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

existing rights to purchase shares of the SPAC; (viii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Tax Risk — The Multi-Manager Alternatives Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Multi-Manager Alternatives Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Multi-Manager Alternatives Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Multi-Manager Alternatives Fund has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Multi-Manager Alternatives Fund’s income from such investments was not “qualifying income,” in which case the Multi-Manager Alternatives Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Multi-Manager Alternatives Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Multi-Manager Alternatives Fund shareholders.